Related Parties Balances and Transactions (Details) - Schedule of related party transactions - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Settlement of payable by disposal of a subsidiary	[1]	¥ 24,150	¥ 14,525
Youxiang Group [Member]
Related Party Transaction [Line Items]
Lease expenses	[2]	1,752	5,134	12,645
Revenues	[3]	27,599	26,087	20,124
Property management expense	[4]	6,872	5,106	3,668
Guangdong Advertising Co., Ltd [Member]
Related Party Transaction [Line Items]
Lease expenses		857
Revenues	[5]	24,993	45,528	77,046
Purchase of advertisement distribution resources	[6]	424	1,929	1,081
Xinjiang Xinzhongshuo Marketing Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of advertisement distribution resources	[6]			5
Guangdong Advertising Marketing Group [Member]
Related Party Transaction [Line Items]
Purchase of advertisement distribution resources	[6]	¥ 96,547	¥ 12,566	¥ 10,418

[1]

On July 28, 2021, the Group disposed of one of its subsidiaries, Beijing Ucommune Jingkai Technology Co., Ltd. to Youxiang Group with a consideration of RMB14,525, which was used to settlement the payables due to Youxiang Group. The disposal gain of RMB38 was recognized into additional paid-in capital as it is the transaction under common control.

On July 20, 2022, the Company disposed of three of its properties located in Kaifeng, Henan Province to Youxiang Group with a total consideration of RMB31,000 evaluated by the assistance of a third-party appraiser, of which RMB24,150 was used to settle the payables due to Youxiang Group. The disposal loss of RMB13,128 was recognized into additional paid-in capital as it is the transaction under common control.

[2]	The amount represents rental expense for the operating lease to Youxiang Group and Guangdong Advertising Co., Ltd.
[3]	The amount represents consulting, construction and designing services, and workspace membership service provided to Youxiang Group.
[4]	The amount represents property management services provided by Youxiang Group.
[5]	The amount represents marketing services provided to Guangdong Advertising Co., Ltd.
[6]	The amount represents advertisement distribution services provided by these related parties.